Interest in Entities - Summary of Net Assets and Liabilities of the Joint Operation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 1,816.9	$ 1,818.3	$ 1,883.1
Current assets	5,756.6	5,875.8
Non current assets	4,385.5	4,279.2
Current liabilities	3,217.3	2,828.8
Non current liabilities	4,100.5	4,551.2
Noncontrolling interest	4,540.4	4,197.2	3,771.1
Net income (loss) for the year	(203.5)	$ (43.5)	$ (728.3)
Eve Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	49.1
Current assets	337.5
Non current assets	279.3
Current liabilities	98.2
Non current liabilities	44.9
Noncontrolling interest	20.1
Net income (loss) for the year	$ (377.8)